Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Summary of Debt and Equity Securities
Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2017 consist of the following:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$9,886	31	156	9,761
Obligations of states and political subdivisions	22,594	66	310	22,350
	$32,480	97	466	32,111

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)*	$74,690	4	1,714	72,980
Mortgage-backed:
GSE residential	200,175	302	2,551	197,926
Asset-backed:
SBAP	26,387	—	789	25,598
Obligations of states and political subdivisions	37,197	7	992	36,212
	$338,449	313	6,046	332,716

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks and Government National Mortgage Association.
The Company’s classification of securities at December 31, 2016 is as follows:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$11,856	48	230	11,674
Obligations of states and political subdivisions	24,768	142	439	24,471
	$36,624	190	669	36,145

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)*	$61,879	—	2,391	59,488
Mortgage-backed:
GSE residential	166,316	496	2,447	164,365
Asset-backed:
SBAP	37,577	9	729	36,857
Obligations of states and political subdivisions	53,429	52	1,606	51,875
	$319,201	557	7,173	312,585

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks and Government National Mortgage Association.

Maturity of Amortized Cost and Estimated Market Value of Debt Securities
Included in mortgage-backed GSE residential available-for-sale securities are collateralized mortgage obligations totaling $17,361,000 (fair value of $17,133,000) and $16,015,000 (fair value of $15,814,000) at December 31, 2017 and 2016, respectively.
The amortized cost and estimated market value of debt securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Held-To-Maturity	Amortized Cost	Estimated Market Value
Due in one year or less	$3,594	3,591
Due after one year through five years	7,218	7,229
Due after five years through ten years	8,809	8,652
Due after ten years	2,973	2,878
	22,594	22,350
Mortgage-backed securities	9,886	9,761
	$32,480	32,111

	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	$100	100
Due after one year through five years	16,770	16,495
Due after five years through ten years	68,004	66,277
Due after ten years	27,013	26,320
	111,887	109,192
Mortgage and asset-backed securities	226,562	223,524
	$338,449	332,716

Sales of Debt and Equity Securities
Results from sales of debt and equity securities are as follows:

	In Thousands
	2017	2016	2015
Gross proceeds	$35,555	90,007	42,845
Gross realized gains	$76	716	261
Gross realized losses	(251)	(256)	(76)
Net realized gains (losses)	$(175)	460	185

Gross Unrealized Losses and Fair Value of Company's Investments
Available-for-sale and held-to-maturity securities that have been in a continuous unrealized loss position at December 31, 2017 and 2016 are as follows:

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
2017	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Held-to-Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$3,316	$21	4	$5,206	$135	5	$8,522	$156
Obligations of states and political subdivisions	10,137	46	27	7,278	264	18	17,415	310
	$13,453	$67	31	$12,484	$399	23	$25,937	$466
Available-for-Sale Securities:
Debt securities:
GSEs	$16,099	$190	8	$55,726	$1,524	21	$71,825	$1,714
Mortgage-backed:
GSE residential	92,180	769	43	81,434	1,782	54	173,614	2,551
Asset-backed:
SBAP	9,087	181	7	16,510	608	8	25,597	789
Obligations of states and political subdivisions	12,128	113	22	21,762	879	56	33,890	992
	$129,494	$1,253	80	$175,432	$4,793	139	$304,926	$6,046

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
2016	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Held-to-Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	$8,177	$151	7	$1,704	$79	1	$9,881	$230
Obligations of states and political subdivisions	16,081	439	41	—	—	—	16,081	439
	$24,258	$590	48	$1,704	$79	1	$25,962	$669
Available-for-Sale Securities:
Debt securities:
GSEs	$59,488	$2,391	23	$—	$—	—	$59,488	$2,391
Mortgage-backed:
GSE residential	124,011	2,350	64	6,918	97	9	130,929	2,447
Asset-backed:
SBAP	33,579	729	17	—	—	—	33,579	729
Obligations of states and political subdivisions	42,801	1,606	116	—	—	—	42,801	1,606
	$259,879	$7,076	220	$6,918	$97	9	$266,797	$7,173